Shareholders’ Equity (Details) - Schedule of warrants outstanding and exercisable - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding, outstanding at beginning balance	397,278,343	212,363,343
Weighted Average Exercise Price, outstanding at beginning balance	$ 0.266	$ 0.266
Warrants, Issued		184,915,000
Weighted Average Exercise Price, Issued		$ 0.266
Warrants outstanding, outstanding at ending balance	397,278,343	397,278,343
Weighted Average Exercise Price, outstanding at ending balance	$ 0.266	$ 0.266